Investment in Equity Accounted Joint Venture - Summary of Investment in Equity Accounted Joint Venture (Detail) $ in Thousands	Jun. 30, 2018 USD ($)
Schedule Of Equity Method Investments Joint Ventures [Line Items]
Investment in equity accounted joint venture	$ 10,475
Ethylene Marine Export Terminal [Member]
Schedule Of Equity Method Investments Joint Ventures [Line Items]
Investment in equity accounted joint venture	$ 10,475